Shareholder Report, Average Annual Return (Details)	12 Months Ended
May 31, 2025
REX AI Equity Premium Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.38%